Collaboration Agreements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended			12 Months Ended			0 Months Ended			12 Months Ended			0 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 15, 2012 Licenses H5N1 licenses item	Dec. 14, 2011 Tianjing CanSino Biotechnology Inc. Technology Transfer Agreement item	Mar. 12, 2009 Tianjing CanSino Biotechnology Inc. Technology Transfer Agreement	Dec. 31, 2013 Tianjing CanSino Biotechnology Inc. Technology Transfer Agreement	Dec. 31, 2012 Tianjing CanSino Biotechnology Inc. Technology Transfer Agreement	Dec. 31, 2011 Tianjing CanSino Biotechnology Inc. Technology Transfer Agreement	Mar. 12, 2009 Tianjing CanSino Biotechnology Inc. Technology Transfer Agreement Minimum	Mar. 12, 2009 Tianjing CanSino Biotechnology Inc. Technology Transfer Agreement Maximum	Aug. 18, 2009 National Institutes of Health Patent License Agreement	Dec. 31, 2013 National Institutes of Health Patent License Agreement	Dec. 31, 2012 National Institutes of Health Patent License Agreement	Dec. 31, 2011 National Institutes of Health Patent License Agreement	Aug. 18, 2009 National Institutes of Health Patent License Agreement Minimum	Aug. 18, 2009 National Institutes of Health Patent License Agreement Maximum	Aug. 15, 2012 Medimmune Licenses H5N1 licenses item	Dec. 31, 2012 Medimmune Licenses H5N1 licenses	Dec. 31, 2013 Medimmune Licenses H5N1 licenses	Dec. 31, 2013 Medimmune Licenses H5N1 licenses Maximum
Collaboration Agreements
Collaborative agreement, term						8 years						8 years
Milestone payments											$ 3,000										$ 9,900
Amount of payment for transfer of an additional serotypes and related technology					300
Number of additional serotypes transferred as per amended agreement					6
Research and development expenses	8,384	17,044	9,007				0	200	0
Royalties included in the account payable and accrued liabilities																				1,036
Milestone payments incurred							1,200
Milestone payments incurred under the March 12, 2009 agreement							1,000
Milestone payments incurred under the December 14, 2011 agreement							200
License issue royalty												80
Licenses fees and royalties paid																			3,400
Non-refundable annual royalty																8
Royalty payments on net sales (as a percent)										6.00%	10.00%					1.50%	4.00%				10.00%
Royalty payments upon achieving each benchmark													330
License issue royalty recorded in research and development expenses													$ 21	$ 8	$ 8
Number of sublicense agreements with termination date revised				3														3